CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (16,429,469)	$ (12,154,446)	$ (26,468,390)	$ (15,984,835)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,046,582	1,601,809	3,538,237	1,961,733
Loss on disposal of assets	343,588	60,471	273,430
Share-based compensation	990,373	1,743,359	3,105,385	1,230,792
Common stock issued to vendors in exchange for services	79,130	23,175	38,623
Amortization of right-of-use asset	1,048,771	67,816	598,925	100,160
Gain on termination of lease	32,613
Changes in operating assets and liabilities:
Accounts receivable and unbilled receivable	73,724	239,305	(597,051)	(131,509)
Prepaid expense and other assets	439,243	197,258	892,577	(349,502)
Other receivables	(13,787)	64,214	60,864	8,540
Security deposit	(14,288)			2,592
Accounts payable	728,859	(635,765)	181,436	41,130
Accounts payable - related party				(15,725)
Accrued expenses	(234,832)	(454,487)	(2,052,232)	961,795
Accrued fiduciary obligations	1,712,899	(477,515)	(12,823,139)	1,470,159
Operating lease liabilities	(1,343,092)	(60,539)	(661,382)	(99,884)
Due to related party	(3,199)		(2,805)	(240,001)
Other liabilities	1,027,683	(337,259)	(1,068,098)	(39,972)
Other asset			6,666	(28,333)
Amortization of debt discount				26,728
Non-cash interest	776,100		258,787	365,880
Convertible note issued for professional services				75,000
Deferred taxes			(521,132)	(150,000)
Net cash used in operating activities	(8,739,102)	(10,122,604)	(35,239,299)	(10,795,252)
Cash flows from investing activities:
Cash and restricted cash acquired as part of Acquisitions (see Note 4)			33,388,149	11,384,035
Capitalization of software development costs		(607,700)	(602,805)	(1,463,812)
Purchases of intangible asset				(3,050)
Disposal of property and equipment	17,946
Purchase of property and equipment		(12,290)	(362,768)	(273,433)
Net cash provided by (used in) investing activities	17,946	(619,990)	32,422,576	9,643,740
Cash flows from financing activities:
Proceeds from initial public offering, net				25,378,663
Proceeds from warrant exercises				900,000
Repayment of convertible note				(783,257)
Proceeds from stock options exercises	264		196	61
Proceeds from convertible notes				550,000
Proceeds from short-term loan				3,000,000
Repayment of short-term loan				(3,000,000)
Payment for initial public offering costs				(831,577)
Proceeds from issuance of common stock in a public offering, net	6,431,615
Proceeds from issuance of warrants				53,333
Net cash provided by financing activities	6,431,879		196	25,267,223
Net decrease in cash, cash equivalents and restricted cash	(2,289,277)	(10,742,594)	(2,816,527)	24,115,711
Cash, cash equivalents and restricted cash at beginning of period	23,117,116	25,933,643	25,933,643	1,817,932
Cash, cash equivalents and restricted cash at end of period	20,827,839	15,191,049	23,117,116	25,933,643
Reconciliation of cash, cash equivalents, and restricted cash reported in the condensed consolidated balance sheet
Cash and cash equivalents	8,726,150	9,084,839	13,764,508	19,183,044
Restricted cash	12,101,689	6,106,210	9,352,608	6,750,599
Total cash, cash equivalents and restricted cash shown in the condensed consolidated statement of cash flows	20,827,839	$ 15,191,049	23,117,116	25,933,643
Supplemental disclosure of non-cash activity
Conversion of convertible notes into common stock at the closing of the Acquisition, net				4,089,921
Conversion of convertible notes into common stock at the IPO				5,106,554
Office improvements included in accrued expenses				27,567
Common stock issued as part of the Acquisition				$ 8,500,000
Long term liability incurred in connection with the acquisition			$ 19,900,000
Measurement period adjustment to goodwill	$ 198,140